Property and equipment (Details)	12 Months Ended
Dec. 31, 2022
Buildings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life (in years)	40 years
Buildings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life (in years)	50 years
Leasehold improvements [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life (in years)	24 years
Leasehold improvements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life (in years)	40 years
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life (in years)	10 years
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life (in years)	20 years
Facilites [Member]
IfrsStatementLineItems [Line Items]
Useful life (in years)	11 years
Fixtures and fittings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life (in years)	9 years
Fixtures and fittings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life (in years)	12 years
Other property, plant and equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life (in years)	3 years
Other property, plant and equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life (in years)	5 years